CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jan. 27, 2021	Dec. 31, 2020
Current assets:
Cash	$ 1,222,000		$ 117,000	$ 357,000		$ 351,000
Prepaid expenses	464,000		133,000			172,000
Total current assets	2,069,000		350,000			612,000
Total assets	21,105,000		16,330,000			18,070,000
Current liabilities:
Accounts payable	3,537,000		975,000			1,687,000
Accrued expenses	1,064,000		1,359,000			248,000
Other current liabilities	129,000		55,000			1,930,000
Convertible promissory notes, current			11,392,000			11,219,000
Total current liabilities	23,229,000		14,741,000			55,743,000
Total liabilities	33,461,000		14,767,000			56,122,000
Commitments and contingencies (Note 8)
Stockholders' Deficit:
Common stock, $0.001 par value; 60,000,000 authorized shares as of each of December 31, 2022 and June 30, 2023; 32,575,043 and 32,606,548 shares issued and outstanding as of December 31, 2022 and June 30, 2023, respectively	33,000		33,000			14,000
Additional paid-in capital	82,958,000		80,706,000			14,356,000
Accumulated deficit	(95,347,000)		(79,176,000)			(52,422,000)
Total stockholders' equity (deficit)	(12,356,000)		1,563,000	(51,116,000)		(38,052,000)		$ (14,943,000)
Total liabilities and stockholders' equity (deficit)	21,105,000		16,330,000			18,070,000
Graf Acquisition Corp. IV [Member]
Current assets:
Cash	41,459		635,155			1,722,506
Prepaid expenses	34,179		242,752			812,724
Total current assets	75,638		877,907			2,535,230
Cash and investments held in Trust Account	63,529,895		173,488,201			171,656,153
Total assets	63,605,533		174,366,108			174,191,383
Current liabilities:
Accounts payable	163,344		177,157			51,807
Franchise tax payable	66,255		42,705			185,205
Accrued expenses	5,050,540		2,444,352			1,656,137
Other current liabilities	32,809		0
Income tax payable	572,146		181,374
Convertible promissory notes, current	416,710		0
Total current liabilities	6,301,804		2,845,588			1,893,149
Derivative warrant liability	944,310		424,940			5,571,410
Deferred underwriting commissions in connection with the initial public offering	2,102,284		2,102,284			6,006,525
Total liabilities	9,348,398		5,372,812			13,471,084
Commitments and contingencies (Note 8)
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding as of June 30, 2023 and December 31, 2022
Additional paid-in capital	0		0			0
Accumulated deficit	(8,539,578)		(4,171,255)			(10,895,130)
Total stockholders' equity (deficit)	(8,539,149)	$ (5,299,272)	(4,170,826)	$ (4,210,526)	$ (8,891,311)	(10,894,701)	$ 0
Total liabilities and stockholders' equity (deficit)	63,605,533		174,366,108			174,191,383
Common stock subject to possible redemption | Graf Acquisition Corp. IV [Member]
Current liabilities:
Common stock subject to possible redemption; 6,083,500 and 17,161,500 shares at redemption value of approximately $10.32 and $10.09 per share as of June 30, 2023 and December 31, 2022, respectively	62,796,284		173,164,122			171,615,000
Common stock not subject to possible redemption | Graf Acquisition Corp. IV [Member]
Stockholders' Deficit:
Common stock, $0.001 par value; 60,000,000 authorized shares as of each of December 31, 2022 and June 30, 2023; 32,575,043 and 32,606,548 shares issued and outstanding as of December 31, 2022 and June 30, 2023, respectively	$ 429		$ 429			$ 429